9. Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	R$ 2,353,027	R$ 2,052,416
Wholesale customers - Municipal governments
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	677,298	1,766,309
Wholesale customers - Municipal governments | Mauá
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	677,298	601,910
Wholesale customers - Municipal governments | Santo André
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	R$ 0	R$ 1,164,399